UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds

(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

Gavin Beske
General Counsel
FBR & Co.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

         Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Trust’s schedule of investments is as follows:

The FBR Funds

FBR Large Cap Fund
Portfolio of Investments
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 96.6%
	Basic Materials — 2.4%
6,000	E.I. du Pont de Nemours and Co.	$298,200
10,000	Freeport-McMoRan Copper & Gold, Inc.	336,700
3,000	Monsanto Co.	256,860

		891,760

	Communications — 8.5%
1,000	Amazon.com, Inc. *	233,300
15,000	AT&T, Inc.	568,800
30,000	Cisco Systems, Inc. *	478,500
1,300	Google, Inc., Class A *	822,861
900	LinkedIn Corp., Class A *	92,385
6,000	Rackspace Hosting, Inc. *	263,280
9,000	Verizon Communications, Inc.	406,260
12,300	Yahoo, Inc. *	194,832

		3,060,218

	Consumer, Cyclical — 7.9%
5,800	Bed Bath & Beyond, Inc. *	353,510
8,000	Coach, Inc.	394,640
10,700	Genuine Parts Co.	685,121
9,400	Guess?, Inc.	282,940
11,700	Kohl’s Corp.	581,724
7,500	Tiffany & Co.	411,975
4,200	Walgreen Co.	152,712

		2,862,622

	Consumer, Non-Cyclical — 21.9%
8,640	Abbott Laboratories	572,919
7,000	Automatic Data Processing, Inc.	395,850
8,475	Baxter International, Inc.	495,872
2,970	C.R. Bard, Inc.	288,862
13,500	Eli Lilly and Co.	594,405
6,700	Gilead Sciences, Inc. *	364,011
14,900	Hormel Foods Corp.	415,859
14,400	Merck & Company, Inc.	636,048
10,700	Novartis AG	627,234
12,000	Paychex, Inc.	392,280
5,800	PepsiCo, Inc.	421,834
10,700	Stryker Corp.	556,721
7,000	The Coca-Cola Co.	565,600
9,600	The Estee Lauder Companies, Inc., Class A	502,848
7,800	The Procter & Gamble Co.	503,412
15,000	Unilever PLC ADR	537,150
600	WellPoint, Inc.	31,974

		7,902,879

	Energy — 6.9%
4,202	Apache Corp.	361,876
8,800	Devon Energy Corp.	520,256
11,000	Halliburton Co.	364,430
9,000	Hess Corp.	424,440
8,200	Murphy Oil Corp.	440,012
6,000	Range Resources Corp.	375,600

		2,486,614

	Financial — 15.1%
60,000	Bank of America Corp.	440,400
5,000	Capital One Financial Corp.	282,450

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Financial — 15.1% (continued)
18,000	Discover Financial Services	$647,280
3,575	Franklin Resources, Inc.	410,946
16,725	JPMorgan Chase & Co.	602,100
6,200	Prudential Financial, Inc.	299,336
9,000	T. Rowe Price Group, Inc.	546,750
5,800	The Chubb Corp.	421,602
6,000	The PNC Financial Services Group, Inc.	354,600
4,400	Torchmark Corp.	218,900
17,000	U.S. Bancorp	569,500
20,000	Wells Fargo & Co.	676,200

		5,470,064

	Industrial — 11.4%
11,500	3M Co.	1,049,145
6,000	Cummins, Inc.	575,400
6,100	FedEx Corp.	550,830
43,600	General Electric Co.	904,700
8,600	Norfolk Southern Corp.	636,830
3,200	Union Pacific Corp.	392,352

		4,109,257

	Technology — 18.7%
3,400	Apple, Inc. *	2,076,584
16,400	Applied Materials, Inc.	178,596
8,200	Cerner Corp. *	606,144
7,000	Check Point Software Technologies Ltd. *	339,990
3,600	Citrix Systems, Inc. *	261,648
27,000	Intel Corp.	693,900
3,000	International Business Machines Corp.	587,940
7,000	MICROS Systems, Inc. *	334,180
18,350	Microsoft Corp.	540,775
9,900	NetApp, Inc. *	323,433
20,000	Oracle Corp.	604,000
1,800	salesforce.com, Inc. *	223,848

		6,771,038

	Utilities — 3.8%
4,800	Edison International	221,664
14,000	Exelon Corp.	547,680
8,500	PG&E Corp.	392,360
6,100	Public Service Enterprise Group, Inc.	202,764

		1,364,468

	Total Common Stocks (Cost $30,231,102)	34,918,920

	SHORT-TERM INVESTMENT — 3.4%
1,219,671	Fidelity Institutional Money Market Government Portfolio, Class I , 0.01%^ (Cost $1,219,671)
		1,219,671

	Total Investments — 100.0% (Cost $31,450,773)	36,138,591

	Liabilities Less Other Assets — 0.0%	(13,762)

	Net Assets — 100.0%	$36,124,829

*	Non-income producing security
ADR	American Depositary Receipt
PLC	Public Liability Company
^	7-day yield as of July 31, 2012

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Mid Cap Fund
Portfolio of Investments
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 94.5%
	Basic Materials — 1.5%
3,984	Sigma-Aldrich Corp.	$275,693

	Communications — 3.1%
3,797	FactSet Research Systems, Inc.	352,969
7,880	Telephone & Data Systems, Inc.	190,933

		543,902

	Consumer, Cyclical — 20.1%
6,615	Abercrombie & Fitch Co., Class A	223,587
3,900	Bed Bath & Beyond, Inc. *	237,705
9,080	Big Lots, Inc. *	367,831
14,970	Copart, Inc. *	355,687
2,250	Deckers Outdoor Corp. *	93,847
3,400	Genuine Parts Co.	217,702
2,700	Guess?, Inc.	81,270
10,930	Magna International, Inc.	437,419
12,824	Mattel, Inc.	451,020
2,800	MSC Industrial Direct Company, Inc., Class A	192,444
8,735	Tiffany & Co.	479,813
2,229	V.F. Corp.	332,790
3,700	Williams-Sonoma, Inc.	128,575

		3,599,690

	Consumer, Non-Cyclical — 17.2%
3,022	Bunge Ltd.	198,757
2,446	C.R. Bard, Inc.	237,898
2,600	Covance, Inc. *	122,044
9,050	Endo Pharmaceuticals Holdings, Inc. *	269,056
6,438	Forest Laboratories, Inc. *	215,995
1,400	Humana, Inc.	86,240
8,000	Monster Beverage Corp. *	531,760
9,575	Paychex, Inc.	313,007
15,450	SEI Investments Co.	327,231
3,385	Techne Corp.	233,836
1,650	Tupperware Brands Corp.	86,493
13,275	Tyson Foods, Inc., Class A	199,258
4,444	Varian Medical Systems, Inc. *	242,553

		3,064,128

	Energy — 7.6%
4,677	Energen Corp.	239,509
3,285	Ensco PLC	178,474
2,640	Helmerich & Payne, Inc.	122,760
7,800	Nabors Industries Ltd. *	107,952
2,925	Newfield Exploration Co. *	89,300
2,975	Pioneer Natural Resources Co.	263,674
3,900	Plains Exploration & Production Co. *	155,844
5,550	Rowan Companies PLC *	194,972

		1,352,485

	Financial — 16.2%
6,375	Comerica, Inc.	192,589
17,900	Fifth Third Bancorp	247,378
20,000	First Niagara Financial Group, Inc.	151,600

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Mid Cap Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Financial — 16.2% (continued)
26,950	KeyCorp	$215,061
2,546	M&T Bank Corp.	218,549
11,785	New York Community Bancorp, Inc.	152,969
10,250	People’s United Financial, Inc.	117,465
8,700	Raymond James Financial, Inc.	292,494
32,200	Regions Financial Corp.	224,112
4,500	Reinsurance Group of America, Inc.	250,515
6,821	T. Rowe Price Group, Inc.	414,376
6,800	W. R. Berkley Corp.	249,084
9,600	Zions Bancorp.	174,720

		2,900,912

	Industrial — 12.9%
6,625	Dolby Laboratories, Inc., Class A *	233,531
9,075	FLIR Systems, Inc.	185,584
5,950	Kansas City Southern	433,160
3,700	Kirby Corp. *	195,249
7,195	Pall Corp.	384,285
4,592	Roper Industries, Inc.	456,674
10,300	Spirit AeroSystems Holdings, Inc., Class A *	242,050
3,500	Tidewater, Inc.	169,995

		2,300,528

	Technology — 10.4%
32,168	Activision Blizzard, Inc.	386,981
8,403	Check Point Software Technologies Ltd. *	408,134
4,900	Microchip Technology, Inc.	163,562
3,400	SanDisk Corp. *	139,842
6,700	Seagate Technology PLC	201,134
30,900	Siliconware Precision Industries Co. Ltd. ADR	167,787
4,900	Western Digital Corp. *	194,873
6,200	Xilinx, Inc.	200,880

		1,863,193

	Utilities — 5.5%
8,800	Ameren Corp.	301,048
17,700	NRG Energy, Inc. *	350,814
10,650	Westar Energy, Inc.	325,464

		977,326

	Total Common Stocks (Cost $14,799,681)	16,877,857

	SHORT-TERM INVESTMENT — 5.5%
988,569	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01% ^ (Cost $988,569)	988,569

	Total Investments — 100.0% (Cost $15,788,250)	17,866,426

	Other Assets Less Liabilities — 0.0%	5,370

	Net Assets — 100.0%	$17,871,796

*	Non-income producing security
PLC	Public Liability Company
ADR	American Depositary Receipts
^	7-day yield as of July 31, 2012

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 96.4%
	Basic Materials — 4.4%
12,000	Huntsman Corp.	$151,800
10,000	Innospec, Inc. *	311,200
8,000	Kraton Performance Polymers, Inc. *	187,360
6,000	Kronos Worldwide, Inc.	101,520
900	NewMarket Corp.	206,892
19,000	PolyOne Corp.	279,870
5,000	Schnitzer Steel Industries, Inc., Class A	143,550
4,000	W.R. Grace & Co. *	224,160

		1,606,352

	Communications — 1.9%
2,000	Acme Packet, Inc. *	31,700
3,500	ADTRAN, Inc.	75,530
6,500	Aruba Networks, Inc. *	92,170
1,000	Bazaarvoice, Inc. *	15,500
7,000	Sourcefire, Inc. *	357,350
2,000	Splunk, Inc. *	58,800
2,000	Yelp, Inc. *	39,920

		670,970

	Consumer, Cyclical — 16.4%
6,000	Alaska Air Group, Inc. *	209,100
31,000	American Axle & Manufacturing Holdings, Inc. *	334,490
18,000	Ascena Retail Group, Inc. *	330,120
7,000	Bally Technologies, Inc. *	305,970
6,000	Big Lots, Inc. *	243,060
13,000	Chico’s FAS, Inc.	199,160
3,000	Columbia Sportswear Co.	151,770
9,000	Crocs, Inc. *	138,150
5,000	Deckers Outdoor Corp. *	208,550
10,000	Express, Inc. *	161,000
5,000	Genesco, Inc. *	331,100
70,000	JetBlue Airways Corp. *	385,700
8,000	Meritor, Inc. *	37,440
15,300	Modine Manufacturing Co. *	102,663
12,000	Penn National Gaming, Inc. *	467,040
22,000	Pier 1 Imports, Inc.	362,780
1,000	Red Robin Gourmet Burgers, Inc. *	29,850
4,000	Select Comfort Corp. *	104,040
20,000	Standard Pacific Corp. *	113,400
7,500	Steven Madden Ltd. *	303,225
5,600	The Buckle, Inc.	216,552
4,000	The Children’s Place Retail Stores, Inc. *	203,200
10,000	The Finish Line, Inc., Class A	208,800
1,000	True Religion Apparel, Inc.	26,240
18,000	US Airways Group, Inc. *	206,280
1,000	Vera Bradley, Inc. *	22,790
500	Vitamin Shoppe, Inc. *	27,460
4,000	Westport Innovations, Inc. *	150,520
8,000	Wolverine World Wide, Inc.	355,440

		5,935,890

See accompanying Notes to Portfolio of Investments

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Consumer, Non-Cyclical — 16.9%
8,000	ABIOMED, Inc. *	$180,400
300	Annies, Inc. *	12,225
3,500	Centene Corp. *	133,140
11,000	Dollar Thrifty Automotive Group, Inc. *	818,400
2,000	Genomic Health, Inc. *	67,140
16,000	Health Management Associates, Inc., Class A *	105,280
1,000	HMS Holdings Corp. *	34,410
2,000	Idenix Pharmaceuticals, Inc. *	20,260
6,000	ImmunoGen, Inc. *	96,840
15,000	Impax Laboratories, Inc. *	333,300
5,000	Jazz Pharmaceuticals, Inc. *	240,350
1,000	MAKO Surgical Corp. *	12,740
500	Medivation, Inc. *	49,850
3,500	Molina Healthcare, Inc. *	85,435
2,000	Myriad Genetics, Inc. *	49,700
11,000	Obagi Medical Products, Inc. *	168,740
8,000	Optimer Pharmaceuticals, Inc. *	109,280
12,000	Orexigen Therapeutics, Inc. *	59,160
7,000	Par Pharmaceutical Companies, Inc. *	349,720
1,000	Pharmacyclics, Inc. *	53,210
4,500	Seattle Genetics, Inc. *	117,720
29,000	SEI Investments Co.	614,220
15,150	Sirona Dental Systems, Inc. *	654,935
4,800	Sotheby’s	140,880
1,000	TECHNE Corp.	69,080
5,000	The Cooper Companies, Inc.	376,300
2,500	The Hain Celestial Group, Inc. *	139,225
9,339	United Rentals, Inc. *	269,990
7,000	ViroPharma, Inc. *	151,970
4,000	VIVUS, Inc. *	84,120
2,000	WellCare Health Plans, Inc. *	129,640
6,000	Wright Express Corp. *	386,280

		6,113,940

	Energy — 7.5%
13,012	Atwood Oceanics, Inc. *	579,424
13,000	C&J Energy Services, Inc. *	244,140
6,000	Cheniere Energy, Inc. *	81,780
4,000	Clean Energy Fuels Corp. *	56,440
9,000	Energy XXI (Bermuda) Ltd. *	280,620
19,000	Key Energy Services, Inc. *	152,190
68,000	Kodiak Oil & Gas Corp. *	567,800
10,000	Oasis Petroleum, Inc. *	261,800
4,000	Rosetta Resources, Inc. *	166,880
15,592	Superior Energy Services, Inc. *	337,879

		2,728,953

See accompanying Notes to Portfolio of Investments

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Financial — 18.4%
28,000	Associated Banc-Corp.	$349,720
12,000	BankUnited, Inc.	292,320
10,000	Berkshire Hills Bancorp, Inc.	224,600
59,729	Brookline Bancorp, Inc.	502,321
10,000	Brown & Brown, Inc.	252,400
29,454	Capitol Federal Financial	345,201
19,139	Chicopee Bancorp, Inc. *	277,324
23,000	CNO Financial Group, Inc.	190,670
6,000	Encore Capital Group, Inc. *	168,000
32,253	First Horizon National Corp.	265,442
30,200	Fulton Financial Corp.	277,538
28,700	Horace Mann Educators Corp.	500,528
11,000	Independent Bank Corp.	326,810
3,407	Investors Title Co.	182,309
6,000	Newport Bancorp, Inc. *	85,110
9,000	Peoples Federal Bancshares, Inc. *	150,840
7,300	SI Financial Group, Inc.	85,410
34,000	Susquehanna Bancshares, Inc.	362,440
18,000	Tower Group, Inc.	335,520
48,877	United Financial Bancorp, Inc.	696,497
20,000	Waddell & Reed Financial, Inc.	581,800
13,400	Washington Federal, Inc.	213,462

		6,666,262

	Industrial — 10.6%
11,000	A.O. Smith Corp.	543,620
3,800	Armstrong World Industries, Inc.	146,870
8,000	Atlas Air Worldwide Holdings, Inc. *	362,880
3,000	Cymer, Inc. *	171,630
7,000	Genesee & Wyoming, Inc., Class A *	434,420
12,100	Heartland Express, Inc.	168,190
6,000	Lennox International, Inc.	262,020
16,000	Roadrunner Transportation Systems, Inc. *	279,520
8,000	Sauer-Danfoss, Inc.	289,520
10,000	Simpson Manufacturing Company, Inc.	242,400
3,000	Snap-on, Inc.	203,340
12,000	Sun Hydraulics Corp.	270,960
8,000	Terex Corp. *	156,000
13,250	Werner Enterprises, Inc.	305,810

		3,837,180

	Real Estate Investment Trust — 0.9%
30,800	Sunstone Hotel Investors, Inc. *	308,308

	Technology — 17.1%
16,000	Allscripts Healthcare Solutions, Inc. *	147,200
300	athenahealth, Inc. *	27,450
40,100	Brocade Communications Systems, Inc. *	199,297
9,000	Cirrus Logic, Inc. *	330,930
5,000	Comm Vault Systems, Inc. *	242,600
18,000	Compuware Corp. *	165,780
3,000	Concur Technologies, Inc. *	202,620
20,000	Emulex Corp. *	129,400
1,000	Fusion-io, Inc. *	19,120
8,000	Greenway Medical Technologies, Inc. *	109,520
2,000	Guidewire Software, Inc. *	51,320
20,000	Jack Henry & Associates, Inc.	694,600
16,000	Jive Software, Inc. *	320,480
1,000	LivePerson, Inc. *	18,700
18,000	MedAssets, Inc. *	237,420
13,000	Medidata Solutions, Inc. *	460,330
3,500	Mellanox Technologies Ltd. *	367,010
2,000	MicroStrategy, Inc., Class A *	232,920
12,000	MKS Instruments, Inc.	316,800
4,000	Nanometrics, Inc. *	60,760
6,000	NetSuite, Inc. *	332,040

See accompanying Notes to Portfolio of Investments

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Technology — 17.1% (continued)
2,000	OmniVision Technologies, Inc. *	$28,040
7,175	Open Text Corp. *	322,875
4,600	Qlik Technologies, Inc. *	92,000
10,000	QLogic Corp. *	115,400
17,000	Quality Systems, Inc.	274,720
9,000	Radware Ltd. *	272,070
8,000	Synchronoss Technologies, Inc. *	152,960
1,000	Tangoe, Inc. *	19,190
1,800	The Ultimate Software Group, Inc. *	161,046
18,000	TriQuint Semiconductor, Inc. *	101,520

		6,206,118

	Utilities — 2.3%
10,400	ALLETE, Inc.	431,184
15,400	Portland General Electric Co.	419,342

		850,526

	Total Common Stocks (Cost $34,547,168)	34,924,499

NO. OF
RIGHTS

	RIGHTS — 0.0%
5,500	Forest Laboratories, Inc., Contingent Value Rights *	5,225

SHARES

	SHORT-TERM INVESTMENT — 3.8%

1,373,263	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01% ^ (Cost $1,373,263)	1,373,263

	Total Investments — 100.2% (Cost $35,920,431)	36,302,987

	Liabilities Less Other Assets — (0.2)%	(81,500)

	Net Assets — 100.0%	$36,221,487

*	Non-income producing security
^	7-day yield as of July 31, 2012

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments

The FBR Funds

FBR Focus Fund
Portfolio of Investments
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 88.1%
	Advertising — 2.5%
630,000	Lamar Advertising Co., Class A *	$19,120,500

	Building Materials — 2.7%
825,000	Simpson Manufacturing Company, Inc.	19,998,000

	Diversified Financial Services — 8.8%
94,910	Diamond Hill Investment Group, Inc.	7,090,726
528,337	Encore Capital Group, Inc. *	14,793,436
454,839	Marlin Business Services Corp.	6,986,327
125,000	T. Rowe Price Group, Inc.	7,593,750
2,017,000	The Charles Schwab Corp.	25,474,710
173,137	White River Capital, Inc.	3,886,926

		65,825,875

	Entertainment — 14.1%
1,169,000	Bally Technologies, Inc. *	51,096,990
1,393,670	Penn National Gaming, Inc. *	54,241,636

		105,338,626

	Healthcare Products — 1.8%
180,000	Henry Schein, Inc. *	13,465,800

	Home Furnishings — 1.5%
680,160	American Woodmark Corp. *	11,338,267

	Insurance — 12.9%
755,000	Aon PLC	37,146,000
136,640	Markel Corp. *	59,036,678

		96,182,678

	Internet — 4.9%
57,500	Google, Inc., Class A *	36,395,775

	Media - 5.8%
1,886,000	News Corp., Class A	43,415,720

	Retail — 20.1%
1,840,088	CarMax, Inc. *	51,209,649
30,000	Dick’s Sporting Goods, Inc.	1,473,600
730,000	O’Reilly Automotive, Inc.*	62,590,200
859,150	World Fuel Services Corp.	34,786,984

		150,060,433

	Telecommunications — 10.0%
1,034,000	American Tower Corp., Class A	74,768,540

	Transportation — 3.0%
904,200	Roadrunner Transportation Systems, Inc. *	15,796,374
500,000	UTi Worldwide, Inc.	6,625,000

		22,421,374

	Total Common Stocks (Cost $368,767,745)	658,331,588

	SHORT-TERM INVESTMENT — 11.9%
88,612,708	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01% ^ (Cost $88,612,708)	88,612,708

	Total Investments — 100.0% (Cost $457,380,453)	746,944,296

	Liabilities Less Other Assets — 0.0%	(136,341)

	Net Assets — 100.0%	$746,807,955

*	Non-income producing security
PLC	Public Liability Company
^	7-day yield as of July 31, 2012

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 97.2%
	Banks — 55.2%
355,000	Bank of America Corp.	$2,605,700
10,000	BB&T Corp.	313,700
45,000	Capital One Financial Corp.	2,542,050
65,000	CIT Group, Inc. *	2,373,800
95,000	Citigroup, Inc.	2,577,350
82,000	Comerica, Inc.	2,477,220
160,000	Fifth Third Bancorp	2,211,200
180,000	Huntington Bancshares, Inc.	1,118,700
78,000	JPMorgan Chase & Co.	2,808,000
300,000	KeyCorp	2,394,000
13,000	M&T Bank Corp.	1,115,920
120,000	Morgan Stanley	1,639,200
105,000	SunTrust Banks, Inc.	2,483,250
10,000	The Bank of New York Mellon Corp.	212,800
9,000	The Goldman Sachs Group, Inc.	908,100
20,000	The PNC Financial Services Group, Inc.	1,182,000
65,000	U.S. Bancorp	2,177,500
50,000	Wells Fargo & Co.	1,690,500
65,000	Zions Bancorp.	1,183,000

		34,013,990

	Commercial Services — 8.0%
8,000	Alliance Data Systems Corp. *	1,040,000
3,000	MasterCard, Inc., Class A	1,309,710
55,000	Total System Services, Inc.	1,300,750
10,000	Visa, Inc., Class A	1,290,700

		4,941,160

	Diversified Financial Services — 6.4%
28,000	American Express Co.	1,615,880
15,000	Ameriprise Financial, Inc.	775,800
30,000	Discover Financial Services	1,078,800
35,000	The Charles Schwab Corp.	442,050

		3,912,530

	Financial — 1.0%
90,000	Regions Financial Corp.	626,400

	Home Builders — 2.4%
25,000	Lennar Corp.	730,250
25,000	Toll Brothers, Inc. *	729,250

		1,459,500

	Insurance — 4.7%
25,000	American International Group, Inc. *	781,750
25,000	MetLife, Inc.	769,250
15,000	Prudential Financial, Inc.	724,200
10,000	The Travelers Companies, Inc.	626,500

		2,901,700

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Private Equity — 1.1%
50,000	The Blackstone Group LP	$692,500

	Real Estate Investment Trust — 18.2%
9,000	AvalonBay Communities, Inc.	1,323,810
35,000	Equity Residential	2,215,850
15,000	HCP, Inc.	708,150
10,000	Prologis, Inc.	323,300
12,000	Simon Property Group, Inc.	1,925,880
15,000	SL Green Realty Corp.	1,181,250
20,000	The Macerich Co.	1,168,200
10,000	Ventas, Inc.	672,500
20,000	Vornado Realty Trust	1,670,000

		11,188,940

	Savings & Loans — 0.2%
5,000	Hudson City Bancorp, Inc.	31,750
5,000	New York Community Bancorp, Inc.	64,900

		96,650

	Total Common Stocks (Cost $56,413,637)	59,833,370

	SHORT-TERM INVESTMENT — 6.2%
3,815,406	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01% ^ (Cost $3,815,406)	3,815,406

	Total Investments — 103.4% (Cost $60,229,043)	63,648,776

	Liabilities Less Other Assets — (3.4)%	(2,122,596)

	Net Assets — 100.0%	$61,526,180

LP	Limited Partnership
*	Non-income producing security
^	7-day yield as of July 31, 2012

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 90.5%
	Banks — 35.6%
130,000	Associated Banc-Corp.	$1,623,700
95,000	BancorpSouth, Inc.	1,376,550
225,000	Banner Corp.	5,114,250
180,000	BBCN Bancorp, Inc. *	2,041,200
590,000	CapitalSource, Inc.	3,864,500
35,000	City National Corp.	1,724,800
100,000	Fifth Third Bancorp	1,382,000
200,000	First Commonwealth Financial Corp.	1,402,000
250,067	First Connecticut Bancorp, Inc.	3,328,392
440,000	First Horizon National Corp.	3,621,200
55,000	FirstMerit Corp.	891,000
350,000	Fulton Financial Corp.	3,216,500
20,000	IBERIABANK Corp.	936,600
120,000	Independent Bank Corp.	3,565,200
190,000	KeyCorp	1,516,200
75,000	MB Financial, Inc.	1,514,250
115,000	National Penn Bancshares, Inc.	1,016,600
110,000	Popular, Inc. *	1,657,700
105,000	PrivateBancorp, Inc.	1,608,600
285,000	Sterling Financial Corp. *	5,717,100
470,000	Susquehanna Bancshares, Inc.	5,010,200
380,000	TCF Financial Corp.	3,925,400
204,043	United Community Banks *	1,389,533
85,000	Valley National Bancorp	790,500
35,000	Webster Financial Corp.	718,200
85,000	Wintrust Financial Corp.	3,120,350
110,000	Zions Bancorp	2,002,000

		64,074,525

	Commercial Services — 2.1%
140,000	Green Dot Corp., Class A *	1,461,600
75,190	MoneyGram International, Inc. *	1,169,956
70,000	PHH Corp. *	1,134,700

		3,766,256

	Diversified Financial Services — 10.3%
180,000	Encore Capital Group, Inc. *	5,040,000
600,000	KKR Financial Holdings LLC	5,472,000
480,000	Netspend Holdings, Inc. *	4,224,000
60,000	Ocwen Financial Corp. *	1,185,600
30,600	Portfolio Recovery Associates, Inc. *	2,591,208

		18,512,808

	Home Builders — 2.4%
460,000	KB Home	4,250,400

	Insurance — 3.2%
380,000	MBIA, Inc. *	3,629,000
900,000	MGIC Investment Corp. *	2,169,000

		5,798,000

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments(continued)
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Real Estate Investment Trust — 2.9%
575,000	NorthStar Realty Finance Corp.	$3,168,250
460,000	RAIT Financial Trust	2,134,400

		5,302,650

	Savings & Loans — 34.0%
515,000	Astoria Financial Corp.	4,851,300
220,000	BankUnited, Inc.	5,359,200
420,000	Brookline Bancorp, Inc.	3,532,200
180,000	Capitol Federal Financial	2,109,600
385,000	First Niagara Financial Group, Inc.	2,918,300
900,000	Flagstar Bancorp, Inc. *	783,000
365,000	Flushing Financial Corp.	5,150,150
94,331	Hingham Institution for Savings	5,726,835
32,945	HomeStreet, Inc. *	1,207,764
50,000	Investors Bancorp, Inc. *	813,500
180,000	Northwest Bancshares, Inc.	2,097,000
260,000	OceanFirst Financial Corp.	3,538,600
70,000	People’s United Financial, Inc.	802,200
100,000	Provident Financial Services, Inc.	1,523,000
310,000	Rockville Financial, Inc.	3,611,500
158,049	Territorial Bancorp, Inc.	3,714,152
280,000	TFS Financial Corp. *	2,634,800
210,013	United Financial Bancorp, Inc.	2,992,685
340,000	Washington Federal, Inc.	5,416,200
56,803	WSFS Financial Corp.	2,353,348

		61,135,334

	Total Common Stocks (Cost $158,309,267)	162,839,973

	INVESTMENT COMPANIES — 1.0%
170,000	American Capital Ltd. *
	Total Investment Companies (Cost $1,476,055)	1,693,200

	SHORT-TERM INVESTMENT — 8.3%
14,994,858	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%^ (Cost $14,994,858)	14,994,858

	Total Investments — 99.8% (Cost $174,780,180)	179,528,031

	Other Assets Less Liabilities — 0.2%	376,519

	Net Assets — 100.0%	$179,904,550

*	Non-income producing security
LLC	Limited Liability Company
^	7-day yield as of July 31, 2012

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Technology Fund
Portfolio of Investments
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 94.5%
	Auto Parts & Equipment — 0.5%
750	Westport Innovations, Inc. *	$28,223

	Biotechnology — 4.5%
2,345	Alexion Pharmaceuticals, Inc. *	245,873
1,425	Myriad Genetics, Inc. *	35,412

		281,285

	Commercial Services — 4.3%
4,775	Automatic Data Processing, Inc.	270,026

	Computers — 13.3%
313	Apple, Inc. *	191,168
3,497	Cognizant Technology Solutions Corp., Class A *	198,525
1,690	Fortinet, Inc. *	40,577
2,060	LivePerson, Inc. *	38,522
3,185	Mercury Computer Systems, Inc. *	37,169
865	MICROS Systems, Inc. *	41,295
3,950	NetApp, Inc. *	129,046
664	Syntel, Inc.	38,598
2,875	Western Digital Corp. *	114,339

		829,239

	Diversified Financial Services — 4.3%
2,100	Visa, Inc., Class A	271,047

	Entertainment — 0.6%
1,165	Dolby Laboratories, Inc., Class A *	41,066

	Health Care Products — 3.6%
462	Intuitive Surgical, Inc. *	222,453

	Internet — 15.5%
6,195	eBay, Inc. *	274,439
510	Equinix, Inc. *	90,872
625	F5 Networks, Inc. *	58,362
438	Google, Inc., Class A *	277,241
870	Liquidity Services, Inc. *	39,776
275	priceline.com, Inc. *	181,979
840	Sourcefire, Inc. *	42,882

		965,551

	Pharmaceuticals — 0.9%
685	Catamaran Corp. *	57,889

	Semiconductors — 17.6%
3,310	Analog Devices, Inc.	129,355
15,485	Applied Materials, Inc.	168,631
1,010	Cirrus Logic, Inc. *	37,138
810	Hittite Microwave Corp. *	41,043
10,860	Intel Corp.	279,102
1,835	KLA-Tencor Corp.	93,420
4,690	QUALCOMM, Inc.	279,899
1,990	Teradyne, Inc. *	29,273
1,750	Volterra Semiconductor Corp. *	40,215

		1,098,076

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Technology Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Software — 22.5%
375	athenahealth, Inc. *	$34,313
1,955	Cerner Corp. *	144,514
2,725	Datawatch Corp. *	43,028
2,600	Mediware Information Systems, Inc. *	35,854
7,475	Microsoft Corp.	220,288
9,145	Oracle Corp.	276,179
1,898	PROS Holdings, Inc. *	26,458
2,075	Red Hat, Inc. *	111,344
1,620	salesforce.com, inc. *	201,463
850	SolarWinds, Inc. *	45,381
2,950	VMware, Inc., Class A *	267,742

		1,406,564

	Telecommunications — 6.9%
2,918	Alliance Fiber Optic Products, Inc. *	26,962
1,915	Aruba Networks, Inc. *	27,155
17,270	Cisco Systems, Inc. *	275,457
660	IPG Photonics Corp. *	34,208
805	Netgear, Inc. *	27,877
1,040	NeuStar, Inc. *	36,826

		428,485

	Total Common Stocks (Cost $5,688,402)	5,899,904

	SHORT-TERM INVESTMENT — 7.6%
472,101	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%^ (Cost $472,101)	472,101

	Total Investments — 102.1% (Cost $6,160,503)	6,372,005

	Liabilities Less Other Assets — (2.1)%	(127,732)

	Net Assets — 100.0%	$6,244,273

*	Non-income producing security
^	7-day yield as of July 31, 2012

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 98.7%
	Electric — 26.4%
1,425	ALLETE, Inc.	$59,081
49,492	Alliant Energy Corp.	2,311,771
76,890	Ameren Corp.	2,630,407
56,599	Avista Corp.	1,566,660
40,600	Black Hills Corp.	1,293,110
15,880	CH Energy Group, Inc.	1,032,676
410,148	CMS Energy Corp.	10,114,250
241,670	Consolidated Edison, Inc.	15,587,715
568,457	Dominion Resources, Inc.	30,872,900
175,215	DTE Energy Co.	10,752,945
71,337	Duke Energy Corp.	4,835,222
7,050	Entergy Corp.	512,324
240,581	Exelon Corp.	9,411,529
195,521	Integrys Energy Group, Inc.	11,836,841
327,285	MDU Resources Group, Inc.	7,327,911
18,411	MGE Energy, Inc.	882,623
106,375	Northeast Utilities	4,242,235
30,750	NV Energy, Inc.	562,418
39,104	Pepco Holdings, Inc.	780,516
526,909	PG&E Corp.	24,322,119
55,735	PPL Corp.	1,610,741
436,676	Public Service Enterprise Group, Inc.	14,515,110
133,390	TECO Energy, Inc.	2,426,364
15,500	The Empire District Electric Co.	333,250
109,704	UIL Holdings Corp.	4,063,436
37,075	Unitil Corp.	984,712
13,980	UNS Energy Corp.	568,986
121,460	Wisconsin Energy Corp.	4,948,280
276,397	Xcel Energy, Inc.	8,098,432

		178,484,564

	Gas — 34.5%
485,270	AGL Resources, Inc.	19,653,435
433,345	Atmos Energy Corp.	15,535,418
749,873	CenterPoint Energy, Inc.	15,792,325
34,810	Chesapeake Utilities Corp.	1,592,209
10,742	Corning Natural Gas Corp.	177,565
40,390	Delta Natural Gas Company, Inc.	819,917
29,456	Gas Natural, Inc.	298,978
262,393	National Fuel Gas Co.	12,841,514
647,769	National Grid PLC ADR	33,619,211
156,342	New Jersey Resources Corp.	7,176,098
825,135	NiSource, Inc.	21,115,205
127,016	Northwest Natural Gas Co.	6,184,409
365,164	Piedmont Natural Gas Company, Inc.	11,604,912
721,015	Questar Corp.	14,672,655
24,351	RGC Resources, Inc.	435,396

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Gas — 34.5% (continued)
458,406	Sempra Energy	$32,276,367
110,544	South Jersey Industries, Inc.	5,843,356
224,412	Southwest Gas Corp.	10,022,240
95,949	The Laclede Group, Inc.	4,008,749
173,875	UGI Corp.	5,329,269
156,916	Vectren Corp.	4,683,943
231,332	WGL Holdings, Inc.	9,357,379

		233,040,550

	Insurance — 0.5%
25	Berkshire Hathaway, Inc., Class A *	3,186,125

	Oil & Gas — 3.0%
807,618	Cheniere Energy, Inc. *	11,007,833
86,629	Energen Corp.	4,436,271
76,410	EQT Corp.	4,309,524

		19,753,628

	Pipelines — 34.3%
815,501	Enbridge, Inc.	33,321,371
784,231	Energy Transfer Equity, LP	33,674,879
934,724	Kinder Morgan, Inc.	33,472,470
689,296	ONEOK, Inc.	30,680,565
1,086,997	Spectra Energy Corp.	33,359,938
1,051,685	The Williams Companies, Inc.	33,433,066
745,077	TransCanada Corp.	33,863,750

		231,806,039

	Total Common Stocks (Cost $468,954,901)	666,270,906

	SHORT-TERM INVESTMENT — 0.9%
6,275,130	Fidelity Institutional Money Market Government Portfolio, Class I , 0.01% ^ (Cost $6,275,130)	6,275,130

	Total Investments — 99.6% (Cost $475,230,031)	672,546,036

	Other Assets Less Liabilities — 0.4%	2,921,965

	Net Assets — 100.0%	$675,468,001

*	Non-income producing security
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Company
^	7-day yield as of July 31, 2012

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 54.7%
	Basic Materials — 6.6%
113,206	Albemarle Corp.	$6,590,853
175,487	MeadWestvaco Corp.	4,983,831
33,567	NewMarket Corp.	7,716,382

		19,291,066

	Communications — 4.9%
261,476	Cisco Systems, Inc.	4,170,542
355,761	Corning, Inc.	4,059,233
135,267	Verizon Communications, Inc.	6,105,953

		14,335,728

	Consumer, Cyclical — 3.7%
149,560	CarMax, Inc.*	4,162,255
66,542	Lowes Companies, Inc.	1,688,171
66,964	Wal-Mart Stores, Inc.	4,984,130

		10,834,556

	Consumer, Non-Cyclical — 13.1%
57,879	ACCO Brands Corp.*	490,235
145,584	Altria Group, Inc.	5,236,656
186,854	Bristol-Myers Squibb Co.	6,652,002
19,358	Brown-Forman Corp., Class B	1,811,135
22,888	Lorillard, Inc.	2,944,312
136,579	Pfizer, Inc.	3,283,359
36,378	Philip Morris International, Inc.	3,326,404
90,180	Reynolds American, Inc.	4,172,629
59,367	The Coca-Cola Co.	4,796,854
26,021	The Hershey Co.	1,866,747
28,544	Visa, Inc., Class A	3,684,174

		38,264,507

	Energy — 3.0%
50,722	Chevron Corp.	5,558,116
46,202	ConocoPhillips	2,515,237
23,098	Phillips 66*	868,485

		8,941,838

	Financial — 7.3%
79,603	Alexander & Baldwin, Inc.*	2,550,480
63,511	Berkshire Hathaway, Inc., Class B*	5,388,273
190,921	Eaton Vance Corp.	5,065,134
4,500	Starwood Property Trust, Inc.	100,170
182,221	Wells Fargo & Co.	6,160,892
4,317	White Mountains Insurance Group Ltd.	2,204,217

		21,469,166

	Industrial — 3.3%
58,214	Energizer Holdings, Inc.*	4,527,303
34,891	FedEx Corp.	3,150,657
79,072	Matson, Inc.	1,942,009

		9,619,969

	Real Estate Investment Trust — 2.4%
7,000	Apollo Commercial Real Estate Finance, Inc.	116,900
27,500	Chimera Investment Corp.	59,400
121,860	Hatteras Financial Corp.	3,564,405
119,328	UDR, Inc.	3,175,318

		6,916,023

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Technology — 7.5%
194,885	Dell, Inc.*	$2,315,234
231,873	EMC Corp.*	6,077,391
215,792	Intel Corp.	5,545,854
18,703	International Business Machines Corp.	3,665,414
147,048	Microsoft Corp.	4,333,505

		21,937,398

	Utilities — 2.9%
116,291	Dominion Resources, Inc.	6,315,764
31,208	Duke Energy Corp.	2,115,279

		8,431,043

	Total Common Stocks (Cost $138,615,132)	160,041,294

	PREFERRED STOCK — 0.0%
13,600	Federal National Mortgage Association, Perpetual, Series S, 8.25%, due 12/31/15* (Cost $340,000)	25,296

			MATURITY
PAR		RATE	DATE

	CORPORATE BONDS — 15.7%
	Basic Materials — 1.5%
$ 625,000	Alcoa, Inc.	6.150%	08/15/20	$677,002
1,000,000	AngloGold Ashanti Holdings PLC	5.125%	08/01/22	1,028,356
350,000	Barrick Gold Financeco LLC	6.250%	09/15/13	370,536
250,000	BHP Billiton Finance USA Ltd.	6.750%	11/01/13	269,443
315,000	EI du Pont de Nemours & Co.	4.750%	03/15/15	348,843
250,000	International Paper Co.	9.250%	05/15/19	339,155
640,000	Rio Tinto Finance USA PLC	2.000%	03/22/17	662,372
550,000	The Dow Chemical Co.	4.250%	11/15/20	615,478

				4,311,185

	Communications — 2.1%
400,000	CenturyLink, Inc.	5.150%	06/15/17	421,551
600,000	Comcast Corp.	4.950%	06/15/16	681,053
275,000	Corning, Inc.	6.850%	03/01/29	338,762
400,000	Deutsche Telekom International Finance BV	5.750%	08/20/13	420,719
250,000	eBay, Inc.	3.250%	10/15/20	266,884
1,000,000	Juniper Networks, Inc.	4.600%	03/15/21	1,070,804
700,000	Qwest Capital Funding, Inc.	6.500%	11/15/18	755,093
500,000	Symantec Corp.	2.750%	06/15/17	507,362
350,000	Symantec Corp.	4.200%	09/15/20	366,796
500,000	Symantec Corp.	3.950%	06/15/22	510,238
450,000	Verizon Communications, Inc.	8.750%	11/01/18	626,747

				5,966,009

	Consumer, Cyclical — 0.7%
300,000	Best Buy Company, Inc.	6.750%	07/15/13	312,012
400,000	CVS Caremark Corp.	4.750%	05/18/20	468,462
150,000	Marriott International, Inc., Series J	5.625%	02/15/13	153,726
300,000	Starbucks Corp.	6.250%	08/15/17	363,288
200,000	The Home Depot, Inc.	5.400%	03/01/16	231,600
300,000	Wal-Mart Stores, Inc.	5.000%	10/25/40	383,765

				1,912,853

	Consumer, Non-Cyclical — 0.9%
150,000	Anheuser-Busch InBev Worldwide, Inc.	7.750%	01/15/19	201,785
350,000	Diageo Capital PLC	7.325%	01/15/14	384,321
325,000	GlaxoSmithKline Capital, Inc.	4.850%	05/15/13	336,316
500,000	GlaxoSmithKline Capital, Inc.	1.500%	05/08/17	510,614
1,000,000	GlaxoSmithKline Capital, Inc.	2.850%	05/08/22	1,050,967
250,000	UnitedHealth Group, Inc.	5.325%	03/15/16	287,991

				2,771,994

	Energy — 0.1%
200,000	Devon Energy Corp.	5.625%	01/15/14	213,901
150,000	Husky Energy, Inc.	5.900%	06/15/14	163,516

				377,417

	Financial — 9.0%
650,000	Aflac, Inc.	8.500%	05/15/19	862,491
650,000	American Express Credit Corp.	2.750%	09/15/15	685,946
60,000	American Express Credit Corp., Series C	7.300%	08/20/13	64,078

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Financial — 9.0% (continued)
$ 270,000	American International Group, Inc.	4.250%	09/15/14	$282,415
575,000	American International Group, Inc.	5.850%	01/16/18	648,317
700,000	Associated Banc-Corp	5.125%	03/28/16	754,859
300,000	Associates Corporation of North America	6.950%	11/01/18	345,909
275,000	AT&T, Inc.	2.950%	05/15/16	294,943
250,000	AT&T, Inc.	3.000%	02/15/22	264,573
200,000	AT&T, Inc.	5.350%	09/01/40	245,487
400,000	Bank of Montreal	2.500%	01/11/17	420,778
79,000	Boston Properties LP	6.250%	01/15/13	81,023
325,000	Caterpillar Financial Services Corp.	4.900%	08/15/13	339,607
1,455,000	Citigroup, Inc.	6.125%	11/21/17	1,663,775
375,000	CME Group, Inc.	5.750%	02/15/14	404,107
575,000	Credit Suisse USA, Inc.	5.125%	08/15/15	632,711
900,000	Discover Financial Services(b)	5.200%	04/27/22	961,961
700,000	Fifth Third Bancorp	6.625%	01/25/16	747,224
240,000	First Niagara Financial Group, Inc.	6.750%	03/19/20	277,963
250,000	General Electric Capital Corp.	5.500%	06/04/14	270,921
1,050,000	General Electric Capital Corp.	5.625%	05/01/18	1,241,661
700,000	HSBC Finance Corp.	5.000%	06/30/15	752,145
1,000,000	John Deere Capital Corp.	1.850%	09/15/16	1,034,111
650,000	JPMorgan Chase & Co.	5.125%	09/15/14	698,277
400,000	KeyCorp	3.750%	08/13/15	427,340
450,000	KeyCorp	5.100%	03/24/21	519,044
320,000	Lazard Group	6.850%	06/15/17	359,618
780,000	Lincoln National Corp.	6.250%	02/15/20	908,880
300,000	Manulife Financial Corp.	3.400%	09/17/15	313,157
455,000	Merrill Lynch & Company, Inc.(a)	6.875%	04/25/18	525,818
250,000	Merrill Lynch & Company, Inc., Series MTNC(a)	0.710%	01/15/15	239,314
100,000	MetLife, Inc., Series A	6.820%	08/15/18	123,897
250,000	Morgan Stanley	4.750%	04/01/14	255,827
250,000	Morgan Stanley	6.625%	04/01/18	267,861
250,000	Morgan Stanley	5.750%	01/25/21	254,779
350,000	New York Life Global Funding(b)	5.250%	10/16/12	353,554
310,000	Prudential Financial, Inc.	5.500%	03/15/16	345,690
285,000	Prudential Financial, Inc., Series MTNB	5.100%	09/20/14	308,723
700,000	Raymond James Financial, Inc.	5.625%	04/01/24	766,466
275,000	St. Paul Travelers, Inc.	5.500%	12/01/15	312,251
375,000	SunTrust Banks, Inc.	5.250%	11/05/12	379,449
250,000	SunTrust Banks, Inc.	3.600%	04/15/16	261,712
250,000	SunTrust Banks, Inc.	6.000%	09/11/17	288,165
150,000	Swiss Re Solutions Holding Corp.	7.000%	02/15/26	181,476
1,350,000	The Bear Stearns Companies, Inc.	6.400%	10/02/17	1,614,944
1,100,000	The Goldman Sachs Group, Inc.	5.375%	03/15/20	1,174,954
300,000	The Hartford Financial Services Group, Inc.	5.375%	03/15/17	324,147
400,000	The Royal Bank of Scotland PLC	4.375%	03/16/16	417,992
300,000	Wachovia Corp.	5.250%	08/01/14	322,061
550,000	Wells Fargo & Co.	5.250%	10/23/12	556,348
450,000	Westpac Banking Corp.	4.875%	11/19/19	511,362

				26,290,111

	Industrial — 0.4%
650,000	Agilent Technologies, Inc.	5.000%	07/15/20	752,063
300,000	FedEx Corp.	7.375%	01/15/14	327,854
220,000	The Boeing Co.	5.000%	03/15/14	236,016

				1,315,933

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Technology — 0.9%
$ 300,000	Applied Materials, Inc.	4.300%	06/15/21	$342,059
550,000	Dell, Inc.	4.625%	04/01/21	611,716
250,000	Hewlett Packard Co.	2.650%	06/01/16	254,824
150,000	Hewlett Packard Co.	3.000%	09/15/16	154,386
250,000	Hewlett Packard Co.	6.000%	09/15/41	282,062
250,000	Intel Corp.	3.300%	10/01/21	273,895
650,000	KLA-Tencor Corp.	6.900%	05/01/18	782,356

				2,701,298

	Utilities — 0.1%
275,000	Sempra Energy	6.500%	06/01/16	327,405

	Total Corporate Bonds (Cost $43,636,347)			45,974,205

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
600,000	Federal Home Loan Banks	5.750%	06/15/37	712,939
234,129	Federal Home Loan Mortgage Corp.	5.000%	05/01/20	254,954
448,156	Federal Home Loan Mortgage Corp.	5.500%	04/01/37	498,254
281,136	Federal National Mortgage Association	4.500%	08/01/20	303,679
354,500	Federal National Mortgage Association	6.000%	10/01/37	392,166
1,347,454	Federal National Mortgage Association	3.500%	01/01/42	1,431,354
1,754,202	Federal National Mortgage Association	4.000%	10/01/41	1,883,866
1,822,397	Federal National Mortgage Association	4.000%	12/01/41	1,957,101

	Total U.S. Government Agency Obligations (Cost $7,175,954)			7,434,313

	U.S. TREASURY OBLIGATIONS — 22.6%
1,250,000	U.S. Treasury Bond	6.250%	08/15/23	1,840,430
1,925,000	U.S. Treasury Bond	5.250%	02/15/29	2,768,091
3,360,000	U.S. Treasury Bond	5.000%	05/15/37	4,995,900
5,450,000	U.S. Treasury Bond	3.125%	02/15/42	6,074,194
2,000,000	U.S. Treasury Note	1.000%	05/15/14	2,027,892
10,650,000	U.S. Treasury Note	2.250%	05/31/14	11,045,637
6,900,000	U.S. Treasury Note	4.125%	05/15/15	7,633,663
2,450,000	U.S. Treasury Note	1.250%	09/30/15	2,521,969
3,305,000	U.S. Treasury Note	3.125%	10/31/16	3,671,131
300,000	U.S. Treasury Note	0.875%	04/30/17	304,336
800,000	U.S. Treasury Note	4.500%	05/15/17	947,875
4,525,000	U.S. Treasury Note	3.750%	11/15/18	5,337,735
3,125,000	U.S. Treasury Note	3.625%	08/15/19	3,692,872
5,560,000	U.S. Treasury Note	3.500%	05/15/20	6,556,891
6,450,000	U.S. Treasury Note	2.125%	08/15/21	6,872,275

	Total U.S. Treasury Obligations (Cost $64,567,278)			66,290,891

SHARES

	INVESTMENT COMPANIES — 1.5%
5,000	Calamos Convertible Opportunities and Income Fund			$62,400
21,600	iShares iBoxx $ High Yield Corporate Bond Fund			1,980,720
22,500	iShares S&P U.S. Preferred Stock Index Fund			886,725
8,000	NGP Capital Resources Co.			58,400
11,500	PennantPark Investment Corp.			120,060
27,500	SPDR Barclays Capital High Yield Bond			1,096,700
8,000	Wells Fargo Advantage Income Opportunities Fund			84,400

	Total Investment Companies (Cost $4,270,976)			4,289,405

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	SHORT-TERM INVESTMENT — 1.8%
5,147,230	Fidelity Institutional Money Market Government Portfolio, Class I , 0.01% ^
	(Cost $5,147,230)	$5,147,230

	Total Investments — 98.8% (Cost $263,752,917)	289,202,634

	Other Assets in Excess of Liabilities — 1.2%	3,480,632

	NET ASSETS — 100.0%	$292,683,266

*	Non-income producing security
(a)	Variable/floating rate security
(b)	This security is a restricted security under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2012, the total amount of 144A securities was $1,315,515 or 0.4% of total net assets.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Liability Company
^	7-day yield as of July 31, 2012

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments
July 31, 2012
 (unaudited)

				VALUE
SHARES				(NOTE 1)

	COMMON STOCKS — 1.0%
	Real Estate Investment Trust — 1.0%
8,500	Apollo Commercial Real Estate Finance, Inc.			$141,950
37,500	Chimera Investment Corp.			81,000
6,000	Starwood Property Trust, Inc.			133,560

				356,510

	Total Common Stocks (Cost $406,297)			356,510

	CONVERTIBLE PREFERRED STOCK — 1.4%
	Financial — 1.4%
13,350	Boston Private Capital Trust I, 4.88%, due 10/1/34 (cost $638,783)			502,294

	PREFERRED STOCK — 0.1%
10,400	Federal National Mortgage Association, Perpetual, Series S, 8.25%, due 12/31/15* (Cost $260,000)			19,344

			MATURITY
PAR		RATE	DATE

	CORPORATE BONDS — 44.6%
	Basic Materials — 3.2%
$ 350,000	AngloGold Ashanti Holdings PLC	5.125%	08/01/2022	359,925
300,000	Barrick Gold Financeco LLC	6.125%	09/15/2013	317,603
285,000	EI du Pont de Nemours & Co.	4.750%	03/15/2015	315,620
125,000	International Paper Co.	9.375%	05/15/2019	169,577

				1,162,725

	Communications — 4.1%
250,000	Comcast Corp.	6.500%	01/15/2017	302,748
275,000	Deutsche Telekom International Finance BV	5.875%	08/20/2013	289,244
300,000	Qwest Capital Funding, Inc.	6.500%	11/15/2018	323,611
280,000	Rogers Communications, Inc.	7.500%	03/15/2015	325,973
200,000	Symantec Corp.	4.200%	09/15/2020	209,598

				1,451,174

	Consumer, Cyclical — 4.7%
275,000	Best Buy Company, Inc.	6.750%	07/15/2013	286,011
575,000	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	585,781
275,000	Starbucks Corp.	6.250%	08/15/2017	333,014
120,000	The Home Depot, Inc.	5.400%	03/01/2016	138,960
300,000	YUM! Brands, Inc.	5.300%	09/15/2019	349,465

				1,693,231

	Consumer, Non-Cyclical — 1.5%
250,000	Altria Group, Inc.	9.250%	08/06/2019	353,235
125,000	Anheuser-Busch InBev Worldwide, Inc.	7.750%	01/15/2019	168,154

				521,389

	Energy — 0.9%
175,000	Devon Energy Corp.	5.625%	01/15/2014	187,164
125,000	Husky Energy, Inc.	5.900%	06/15/2014	136,263

				323,427

	Financial — 25.9%
250,000	Aflac, Inc.	8.500%	05/15/2019	331,727
60,000	American Express Credit Corp., Series C	7.300%	08/20/2013	64,078
275,000	American Express Credit Corp., Series C	5.125%	08/25/2014	299,595
350,000	American International Group, Inc.	5.850%	01/16/2018	394,628
250,000	Associated Banc-Corp	5.125%	03/28/2016	269,593
250,000	Associates Corporation of North America	6.950%	11/01/2018	288,257
200,000	Capital One Financial Corp.	6.750%	09/15/2017	242,486
250,000	Citigroup, Inc.	6.125%	11/21/2017	285,872
300,000	CME Group, Inc.	5.750%	02/15/2014	323,286
225,000	Credit Suisse USA, Inc.	5.125%	08/15/2015	247,583
350,000	Discover Financial Services (a)	5.200%	04/27/2022	374,096
250,000	Fifth Third Bancorp	6.250%	05/01/2013	260,048

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Financial — 25.9% (continued)
$ 375,000	General Electric Capital Corp.	5.625%	05/01/2018	$443,450
250,000	JPMorgan Chase & Co.	6.300%	04/23/2019	301,308
300,000	KeyCorp	6.500%	05/14/2013	312,704
300,000	Lazard Group	6.850%	06/15/2017	337,142
300,000	Manulife Financial Corp.	3.400%	09/17/2015	313,157
420,000	Merrill Lynch & Company, Inc.	6.875%	04/25/2018	485,370
275,000	MetLife, Inc., Series A	6.820%	08/15/2018	340,718
250,000	Morgan Stanley	6.625%	04/01/2018	267,861
275,000	New York Life Global Funding (a)	5.250%	10/16/2012	277,792
288,000	Prudential Financial, Inc.	5.500%	03/15/2016	321,157
250,000	Prudential Financial, Inc., Series MTNB	5.100%	09/20/2014	270,810
215,000	SunTrust Banks, Inc.	5.250%	11/05/2012	217,551
300,000	SunTrust Banks, Inc.	6.000%	09/11/2017	345,798
125,000	Swiss Re Solutions Holding Corp.	7.000%	02/15/2026	151,230
500,000	The Goldman Sachs Group, Inc.	5.375%	03/15/2020	534,070
300,000	The Hartford Financial Services Group, Inc.	5.375%	03/15/2017	324,147
300,000	The Royal Bank of Scotland PLC	5.375%	03/16/2016	313,494
300,000	Westpac Banking Corp.	4.875%	11/19/2019	340,908

				9,279,916

	Industrial — 2.4%
250,000	Agilent Technologies, Inc.	5.000%	07/15/2020	289,255
50,000	American Railcar Industries, Inc.	7.500%	03/01/2014	51,125
275,000	FedEx Corp.	7.375%	01/15/2014	300,533
200,000	The Boeing Co.	5.000%	03/15/2014	214,560

				855,473

	Technology — 1.1%
125,000	Hewlett Packard Co.	3.000%	09/15/2016	128,655
100,000	Hewlett Packard Co.	6.000%	09/15/2041	112,825
130,000	KLA-Tencor Corp.	6.900%	05/01/2018	156,471

				397,951

	Utilities — 0.8%
250,000	Sempra Energy	6.500%	06/01/2016	297,640

	Total Corporate Bonds (Cost $14,582,496)			15,982,926

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
350,000	Federal Home Loan Banks	5.750%	06/15/2037	415,881
512,178	Federal Home Loan Mortgage Corp.	5.500%	04/01/2037	569,433
351,546	Federal National Mortgage Association	4.500%	08/01/2020	379,736
443,125	Federal National Mortgage Association	6.000%	10/01/2037	490,207
683,399	Federal National Mortgage Association	4.000%	12/01/2041	733,913
481,234	Federal National Mortgage Association	3.500%	01/01/2042	511,198

	Total U.S. Government Agency Obligations (Cost $2,927,862)			3,100,368

	U.S. TREASURY OBLIGATIONS — 37.0%
440,000	U.S. Treasury Bond	6.250%	08/15/2023	647,831
400,000	U.S. Treasury Bond	5.250%	02/15/2029	575,188
1,410,000	U.S. Treasury Bond	5.000%	05/15/2037	2,096,494
1,835,000	U.S. Treasury Bond	3.125%	02/15/2042	2,045,164
700,000	U.S. Treasury Note	1.000%	05/15/2014	709,762
2,930,000	U.S. Treasury Note	4.125%	05/15/2015	3,241,541
815,000	U.S. Treasury Note	3.250%	05/31/2016	902,612
625,000	U.S. Treasury Note	3.875%	05/15/2018	736,573
375,000	U.S. Treasury Note	3.625%	08/15/2019	443,145
1,475,000	U.S. Treasury Note	3.500%	05/15/2020	1,739,463
100,000	U.S. Treasury Note	2.125%	08/15/2021	106,547

	Total U.S. Treasury Obligations (Cost $12,621,535)			13,244,320

SHARES

	INVESTMENT COMPANIES — 4.4%
2,500	Calamos Convertible Opportunities and Income Fund			31,200
6,600	iShares iBoxx $ High Yield Corporate Bond Fund			605,220
5,000	iShares S&P U.S. Preferred Stock Index Fund			197,050
7,000	NGP Capital Resources Co.			51,100
12,000	PennantPark Investment Corp.			125,280
12,500	SPDR Barclays Capital High Yield Bond			498,500
8,000	Wells Fargo Advantage Income Opportunities Fund			84,400

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
July 31, 2012
 (unaudited)

		VALUE
SHARES		(NOTE 1)

	Total Investment Companies (Cost $1,583,076)	$1,592,750

	SHORT-TERM INVESTMENT — 1.1%

389,444	Fidelity Institutional Money Market Government Portfolio, Class I , 0.01%^ (Cost $389,444)	389,444

	Total Investments — 98.3% (Cost $33,409,493)	35,187,956

	Other Assets Less Liabilities — 1.7%	623,964

	Net Assets — 100.0%	$35,811,920

*	Non-income producing security
PLC	Public Liability Company
^	7-day yield as of July 31, 2012
(a)	This security is a restricted security under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2012, the total amount of 144A securities was $651,888 or 1.8% of total net assets.

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securitiesfor compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

Notes to Portfolios of Investments
July 31, 2012
 (unaudited)

1. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

The funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The FBR Funds

Notes to Portfolios of Investments
July 31, 2012
(unaudited)

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2012:

			Level 3
		Level 2	Significant
	Level 1	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Total

Large Cap Fund

Common Stocks^	$34,918,920	$–	$–	$34,918,920
Short-Term Investment	1,219,671	–	–	1,219,671

Total	$36,138,591	$–	$–	$36,138,591

Mid Cap Fund

Common Stocks^	$16,877,857	$–	$–	$16,877,857
Short-Term Investment	988,569	–	–	988,569

Total	$17,866,426	$–	$–	$17,866,426

Small Cap Fund

Common Stocks^	$34,924,499	$–	$–	$34,924,499
Rights	–	–	5,225	5,225
Short-Term Investment	1,373,263	–	–	1,373,263

Total	$36,297,762	$–	$5,225	$36,302,987

Focus Fund

Common Stocks^	$658,331,588	$–	$–	$658,331,588
Short-Term Investment	88,612,708	–	–	88,612,708

Total	$746,944,296	$–	$–	$746,944,296

Large Cap Financial Fund

Common Stocks^	$59,833,370	$–	$–	$59,833,370
Short-Term Investment	3,815,406	–	–	3,815,406

Total	$63,648,776	$–	$–	$63,648,776

Small Cap Financial Fund

Common Stocks^	$162,839,973	$–	$–	$162,839,973
Investment Companies	1,693,200	–	–	1,693,200
Short-Term Investment	14,994,858	–	–	14,994,858

Total	$179,528,031	$–	$–	$179,528,031

Technology Fund

Common Stocks^	$5,899,904	$–	$–	$5,899,904
Short-Term Investment	472,101	–	–	472,101

Total	$6,372,005	$–	$–	$6,372,005

Gas Utility Index Fund

Common Stocks^	$666,270,906	–	$–	$666,270,906
Short-Term Investment	6,275,130	–	–	6,275,130

Total	$672,546,036	$–	$–	$672,546,036

The FBR Funds

Notes to Portfolios of Investments
July 31, 2012
(unaudited)
			Level 3
		Level 2	Significant
	Level 1	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Total

Balanced Fund

Common Stocks^	$160,041,294	$–	$–	$160,041,294
Corporate Bonds	–	45,974,205	–	45,974,205
Investment Companies	4,289,405	–	–	4,289,405
Preferred Stocks	25,296	–	–	25,296
Short-Term Investment	5,147,230	–	–	5,147,230
U.S. Government Agency Obligations	-	7,434,313	-	7,434,313
U.S. Treasury Obligations	–	66,290,891	–	66,290,891

Total	$169,503,225	$119,699,409	$-	$289,202,634

Core Bond Fund

Common Stocks^	$356,510	$–	$–	$356,510
Convertible Preferred Stocks^	–	502,294	–	502,294
Corporate Bonds	–	15,982,926	–	15,982,926
Investment Companies	1,592,750	–	–	1,592,750
Preferred Stocks	19,344	–	–	19,344
Short-Term Investment	389,444	–	–	389,444
U.S. Government Agency Obligations	–	3,100,368	–	3,100,368
U.S. Treasury Obligations	–	13,244,320	–	13,244,320

Total	$2,358,048	$32,829,908	$–	$35,187,956

^ Please refer to portfolio of investments for industry classifications of common stocks.

The following table reconciles the valuation of the Small Cap Fund’s Level 3 investment securities and related transactions during the period ended July 31, 2012:

Beginning value at 11/1/11	$5,225
Net purchases	–
Net realized loss	–
Net unrealized appreciation	–
Net transfers into Level 3	–

Ending value at 7/31/12	5,225

Market value at 7/31/12	5,225

Net unrealized appreciation during the period on Level 3 securities held at 7/31/12	$–

The FBR Funds

Notes to Portfolios of Investments
July 31, 2012
(unaudited)

New Accounting Pronouncements — In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issuedASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011- 11 will have on the financial statement disclosures.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2. Investments in Affiliates

Affiliated issuers, as defined by the Investment Act of 1940, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. There were no investments in affiliates in any of the FBR funds, for the period ended July 31, 2012.

3. Federal Tax Information

As of July 31, 2012 the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Federal Tax Cost	Appreciation	Depreciation	(Depreciation)

Large Cap Fund	31,459,243	6,326,767	(1,647,419)	4,679,348
Mid Cap Fund	15,869,271	2,838,452	(841,297)	1,997,155
Small Cap Fund	36,074,541	4,179,201	(3,950,755)	228,446
Focus Fund	457,380,453	307,476,274	(17,912,431)	289,563,843
Large Cap Financial Fund	62,986,926	4,812,866	(4,151,016)	661,850
Small Cap Financial Fund	177,806,820	17,999,242	(16,278,031)	1,721,211
Technology Fund	6,466,204	361,902	(456,101)	(94,199)
Gas Utility Index Fund	491,013,406	197,330,169	(15,797,539)	181,532,630
Balanced Fund	263,798,012	28,299,438	(2,894,816)	25,404,622
Core Bond Fund	33,411,366	2,239,527	(462,937)	1,776,590

4. Proposed Reorganization of the Funds

During the fiscal period, the Board of Trustees of the Funds approved Agreements and Plans of Reorganization (the “Plans”) that would provide for the reorganization of each Fund into a corresponding fund advised by Hennessy Advisors, Inc. (the “ Hennessy Funds”). The Plans set forth the terms by which the Funds would transfer their assets and liabilities to their corresponding Hennessy Fund in exchange for shares of the corresponding Hennessy Fund, and subsequently distribute those Hennessy Fund shares to the Funds’ shareholders (the “Reorganization Transaction”). If the Reorganization Transaction is approved by shareholders of the Funds, shareholders of the Funds will then become shareholders of their corresponding Hennessy Fund upon the closing of the Reorganization Transaction. The Reorganization Transaction must be approved by shareholders of the Funds, who will be asked to vote, in person or by proxy, at a special meeting of shareholders currently scheduled to be held in October 2012.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3. EXHIBITS

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	9/26/12

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	9/26/12

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	9/26/12

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds